Taxation (Tables)	6 Months Ended
Jun. 30, 2024
Taxation
Schedule of Income Tax Expense

The components of loss before income taxes are as follows (in thousands):

	For the six months ended June 30,
	2023	2024
	RMB	RMB
Loss before income tax expense
Loss from Chinese mainland operations	(65,994)	(47,786)
Loss from non-Chinese mainland operations	(6,452)	(7,186)
Total Loss before income tax expense from operations	(72,446)	(54,972)
Income tax benefit applicable to Chinese mainland operations
Deferred tax	262	263
Subtotal income tax benefit applicable to Chinese mainland operations	262	263
Non-Chinese mainland withholding tax expense	(4)	(163)
Total income tax benefit from operations	258	100